IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Market Risk [line items]
Total VaR (one-day measure)	$ 10.4	$ 10.5	$ 8.2
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5	7.9	7.1
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	2.1	1.6
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	4.6	5.4
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.2	0.8
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	1.9	3.4
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(9.1)	(7.2)	(10.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.1
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.9
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	7.1
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.3	9.4	8.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	7.5	7.1
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	1.9	1.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	5.0	5.7
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	0.7	1.1
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7	1.9	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (9.8)	$ (7.6)	$ (9.0)